Prepayments and Other Current and Non-current Assets (Details 6) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)		Jun. 30, 2013 CNY		Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY		Jun. 30, 2011 CNY
Balance at the beginning at the year	$ 17,390		106,730		$ 38,747	237,805		0
Acquired impaired assets	9,137		56,080			463,802
Additions to individually impaired assets	3,818		23,435			53,201
Amounts written off	(11,453)		(70,298)			(116,356)
Repayments	(22,430)		(137,660)			(156,381)
Exchange difference	(429)		(2,632)			(6,461)
Balance at the end of the year	17,390		106,730		38,747	237,805		0
Impairment	(8,459)		(51,919)			(91,358)
Net carrying amount of impaired assets	$ 8,931	[1]	54,811	[1]		146,447	[1]	0	[1]

[1]	This amount represents individual impaired loans in PGG Wrightson. As part of the term for the sale of the Company’s finance subsidiary, PGG Wrightson Finance (PWF) to Heartland Building Society, certain excluded loans were acquired by the Company’s subsidiary, PGW Rural Capital Limited.